Restricted Deposit for Put Option	12 Months Ended
Dec. 31, 2018
Restricted Deposits [Abstract]
RESTRICTED DEPOSIT FOR PUT OPTION

NOTE 3 - Restricted DEPOSIT for put option:

Regarding the restricted deposit in connection with the put option provided to the Controlling Shareholders, on November 13, 2017, the Company, the Controlling Shareholders and the Bank Leumi Le-Israel Trust Company Ltd., as escrow agent entered into an amendment (the “Amendment”) to the escrow agreement among such parties dated December 23, 2015, the terms of such escrow agreement are presented in Note 1.b.1. Pursuant to the Amendment, the Put Option Period commenced on January 1, 2019 and ends on March 1, 2021. On October 31, 2018 and February 19, 2019, the Controlling Shareholders undertook not to exercise their put options in whole or in part during the period from January 1, 2019 and May 1, 2019. Subsequently, on March 31, 2019, the Controlling Shareholders undertook not to exercise their put options in whole or in part during the period from May 2, 2019 and October 31, 2019. Such change resulted in a classification of the restricted deposit and the put option liability from non-current assets and non-current liabilities, respectively as of December 31, 2017 to current assets and current liabilities, respectively as of December 31, 2018. The increase relates to accrued interest recognized during 2018.